INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2013
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2013	2012

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,830	$2,871
Raw and packaging materials	1,603	1,754
Products in process	767	751
Goods in transit	185	126

	$5,385	$5,502